Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000093165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bank Loan Core Fund
Without Sales Load [Member] | C000093165
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%	4.52%	4.62%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	5.79%